Related Parties and Parties-In-Interest Transactions (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 213,076	$ 136,200
Dividend income	1,757,346	1,380,450
Purchase of shares, amount	$ 2,495,861	$ 2,066,059
Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	3,601,632	705,894
Investment, cost basis amount	$ 71,059,617	$ 13,428,324
Dividend income	$ 719,158	$ 682,010